FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEP 30, 2007
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	16 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 708312.812 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CONOCOPHILLIPS	     COM	20825C104 132,980.766 1515105	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 3,449.361   39300	SH Sole	None None
DR HORTON INC	     COM	23331A109 55,774.484  4353980	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,587.031   123890	SH Sole	None None
IBM CORP	     COM	459200101 90,340.820  766900	SH Sole	None Sole
IBM CORP	     COM	459200101 2,273.540   19300	SH Sole	None None
JOHNSON & JOHNSON    COM	478160104 110,799.765 1686450	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 3,695.625   56250	SH Sole	None None
MICROSOFT CORP	     COM	594918104 140,518.396 4769803	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,526.362   119700	SH Sole	None None
PULTEGROUP INC	     COM	745867101 42,936.828  3154800	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 1,056.136   77600	SH Sole	None None
TAIWAN SEMICONDUCTOR ADR	874039100 27,315.042  2726297	SH Sole	None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 1,741.961   173864	SH Sole	None None
WAL-MART STORES INC  COM	931142103 87,867.930  2013011	SH Sole	None Sole
WAL-MART STORES INC  COM	931142103 2,448.765   56100	SH Sole	None None